April 13, 2016

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trusts”) (File Nos. 333-62270 and 811-10399)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information to the Supplement dated March 30, 2016 to the Prospectus dated November 30, 2015, as amended December 17, 2015, for the Henderson High Yield Opportunities Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on March 30, 2016 (Accession #0000891804-16-001228).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

cc:    C. Golden